October 30, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

     Re:  KEMPER TAX EXEMPT INSURED INCOME TRUST SERIES A-71 AND
          MULTI-STATE SERIES 29
          RULE 24F-2 NOTICE FOR
          FILE NO. 33-36607

Gentlemen:

     As Sponsor of the above mentioned trust, we are submitting the following information required by Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. We also have wired funds in payment of the fee prescribed by subsection (c) and the opinion of counsel specified in subsection (b)(1)(v) of said Rule.

     (i)    Fiscal year for which notice is filed:
            Year Ended August 31, 1996

     (ii) Number of securities registered other than pursuant to Rule 24f-2 and remaining unsold at the beginning of the above fiscal year:

            0 UNITS

     (iii) Number of securities registered other than pursuant to Rule 24f-2 during the above fiscal year:

            0 UNITS

     (iv)   Number of securities sold during the above fiscal year:

            481

     (v) Number of securities sold in reliance upon registration pursuant to Rule 24f-2 during the above fiscal year:

            481
     -------------------------------------------------------------------
     (1) Aggregate sales price to the public of securities sold in reliance upon registration pursuant to Rule 24f-2:

            $517,722.54

     (2) Less actual aggregate redemption of repurchase price of securities redeemed or repurchased during the fiscal year:

            $849,175.32

     (3) Plus the actual aggregate redemption or repurchase price of securities previously applied in filings pursuant to Section 24f-2:

            $0
            -----------
            $0.00

           Amount of filing fee computed at one twenty ninth of one percent (1/29 of 1%) of above total:

           $0.00

                                      Very truly yours,

                                      EVEREN SECURITIES,INC.

                                      By:  /s/ Michael J. Thoms
                                           ------------------------
                                           Michael J. Thoms

                            October 30, 1996


EVEREN Securities Inc.
77 West Wacker Drive
29th Floor
Chicago, IL 60601


     Re:  KEMPER TAX EXEMPT INSURED INCOME TRUST SERIES A-71 AND
          MULTI-STATE SERIES 29
          FILE NO. 33-36607

Gentlemen:

     We have served as counsel for EVEREN Securities, Inc. as Sponsor and Depositor of the above described Trust, in connection with the preparation, execution and delivery of a Trust Indenture and Agreement relating to such Fund pursuant to which the Depositor has delivered to and deposited the Securities listed in Schedule A to the Trust Indenture and Agreement with the Trustee and pursuant to which the Trustee has issued to or on the order of the Depositor a certificate or certificates representing Units of fractional undivided interest in and ownership of the Fund created under said Trust Indenture and Agreement.

     In connection therewith, we have examined such pertinent records and documents and matters of law as we have deemed necessary in order to enable us to express to opinions hereinafter set forth.

     Based upon the foregoing, we are of the opinion that the certificates evidencing the Units in the Fund constitute valid and binding obligations of the Fund in accordance with the terms thereof.


                                      Respectfully submitted,



                                      CHAPMAN AND CUTLER